Condensed Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 93,000			$ 218,000			$ 200,000
Costs and expenses:
Cost of revenue (excluding depreciation and amortization)	327,000			508,000		143,000	88,000
Research and development expense	5,477,000	$ 2,696,000		9,131,000	$ 5,304,000	10,157,000	6,889,000
Sales and marketing	871,000	101,000		1,098,000	182,000	486,000	232,000
General and administrative expenses	2,904,000	609,000		5,860,000	1,113,000	3,547,000	1,843,000
Depreciation and amortization	502,000	340,000		947,000	623,000	1,400,000	403,000
Total operating costs and expenses	10,081,000	3,746,000		17,544,000	7,222,000	15,733,000	9,455,000
Loss from operations	(9,988,000)	(3,746,000)		(17,326,000)	(7,222,000)	(15,733,000)	(9,255,000)
Other income (expenses):
Other income	2,000	79,000		5,000	294,000	309,000	329,000
Loss before benefit for income taxes	(9,986,000)	(3,667,000)		(17,321,000)	(6,928,000)	(15,424,000)	(8,926,000)
Benefit for income taxes	0	0		0	0	0	0
Net loss and comprehensive loss	$ (9,986,000)	$ (3,667,000)		$ (17,321,000)	$ (6,928,000)	$ (15,424,000)	$ (8,926,000)
Net loss per share attributable to common stockholders—basic and diluted	$ (1.53)	$ (0.68)		$ (2.68)	$ (1.31)	$ (2.81)	$ (2.24)
Weighted average shares used in computing net loss per share attributable to common stockholders – basic and diluted	6,535,917	5,389,336		6,471,023	5,288,692	5,496,316	3,984,247
dMY TECHNOLOGY GROUP, INC. III [Member]
Costs and expenses:
General and administrative expenses	$ 376,809		$ 601,705	$ 4,194,577
Franchise tax expense	50,000		58,132	101,531
Loss from operations	(426,809)		(659,837)	(4,296,108)
Other income (expenses):
Interest income earned in operating account	4			37
Gain on marketable securities (net), dividends and interest, held in Trust Account	6,545		30,565	53,369
Offering costs associated with derivative warrant liabilities			(700,326)
Loss upon issuance of private placement warrants			(7,360,000)
Change in fair value of derivative warrant liabilities	(7,510,000)		(7,525,000)	(5,715,000)		$ (6,300,000)
Total other income (expenses)			(15,554,761)
Benefit for income taxes			0
Net loss and comprehensive loss	(7,930,260)		$ (16,214,598)	(9,957,702)
Class A Shares [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Other income (expenses):
Net loss and comprehensive loss	$ 0			$ 0
Net loss per share attributable to common stockholders—basic and diluted	$ 0		$ 0.00	$ 0
Weighted average shares used in computing net loss per share attributable to common stockholders – basic and diluted	30,000,000		30,000,000	30,000,000
Class B Shares [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Costs and expenses:
General and administrative expenses			$ 602,000
Other income (expenses):
Net loss and comprehensive loss	$ 0		$ 7,200,000	$ 0
Net loss per share attributable to common stockholders—basic and diluted	$ (1.06)		$ (1.24)	$ (1.33)
Weighted average shares used in computing net loss per share attributable to common stockholders – basic and diluted	7,500,000		7,156,250	7,500,000